LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of loans receivable
A summary of the Company’s loans receivables is presented as follows:

	As of December 31, 2015	As of December 31, 2016
	US$’000	US$’000
Personal loans	325,995	62,510
Total Loans receivable	325,995	62,510

Allowance for loan losses
Individually assessed	577	541
Collectively assessed	3,079	3,195
Loans receivable, net	322,339	58,774

Current portion	266,990	41,966
Non-current portion	55,349	16,808

Financing Receivable Credit Quality Indicators
The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2016 and 2015, respectively:

Internal credit risk rating	As of December 31, 2015%		As of December 31, 2016%
	US$		US$
Pass	323,129	99.1	59,196	94.7
Special attention	1,266	0.4	1,158	1.9
Non-performing	1,600	0.5	2,156	3.4

Total	325,995	100	62,510	100

Past Due Financing Receivables
The following tables represent the aging of loans by portfolio segment as of December 31, 2015 and 2016, respectively:

	90-179 days	180-365 days	Over 1year
As of December 31,2016	past due	past due	past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	593	1,390	1,206	3,189	45,224	62,510

Total	593	1,390	1,206	3,189	45,224	62,510

	90-179 days	180-365 days	Over 1year
As of December 31,2015	past due	past due	past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	320	356	924	1,600	324,395	325,995

Total	320	356	924	1,600	324,395	325,995

Allowance for Credit Losses on Financing Receivables
The following tables present the activity in the allowance for loan losses in loans receivable by loan portfolio as of and for the year ended December 31, 2014, 2015 and 2016, respectively:

For the year ended December 31, 2016	Personal	Total
Beginning balance	3,656	3,656
Provision	80	80
Write offs	-	-
Ending balance	3,736	3,736
Ending balance: individually evaluated for impairment	541	541
Ending balance: collectively evaluated for impairment	3,195	3,195
Loans
Of which individually evaluated for impairment	4,570	4,570
Of which collectively evaluated for impairment	57,940	57,940

For the year ended December 31, 2015	Personal	Total
Beginning balance	-	-
Provision	3,656	3,656
Write offs	-	-
Ending balance	3,656	3,656
Ending balance: individually evaluated for impairment	577	577
Ending balance: collectively evaluated for impairment	3,079	3,079
Loans
Of which individually evaluated for impairment	13,956	13,956
Of which collectively evaluated for impairment	312,039	312,039